NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Maturities of long-term debt

The following table summarizes the aggregate undiscounted amount of maturities of all borrowings as of March 31, 2021 (in thousands):

Payment Schedule
Remainder of 2021	$36,052
2022	821
2023	979
2024	1,167
2025	1,392
Thereafter	2,614
Total	$43,025

Notes payable
Debt Instrument [Line Items]
Components of debt

The Company’s outstanding notes payable consisted of the following as of December 31, 2020 (in thousands):

December 31,
2020
Outstanding principal	$38,866
Unamortized discount	(571)
Carrying value of debt	$38,295

Maturities of long-term debt

The following table summarizes the aggregate undiscounted amount of maturities of all borrowings as of December 31, 2020 (in thousands):

Payment
Schedule
2021	$33,712
2022	821
2023	979
2024	1,167
2025	1,392
Thereafter	795
Total	$38,866